Summary of significant accounting policies (Finance Receivables 90 Days or More Past Due and Accruing) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	¥ 32,259	¥ 29,819
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	28,438	26,007
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	¥ 3,821	¥ 3,812